ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2011	2012
Accrued payroll and other compensation, including annual performance bonus	13,738	17,089
Accrued license fee	560	7,390
Taxes payable	4,953	4,881
Accrued warranty	596	2,398
Accrued professional services fees	1,039	1,052
Rebate to end customers and distributors	1,526	1,034
Withholding tax payable	224	759
Accrued royalty	999	750
Unearned commission received from depository bank	677	439
Accrued annual leave	459	363
Accrued freight	170	272
Accrual for loss on firm, noncancelable, and unconditional purchase commitments	235	59
Advances from customers	332	17
Unearned government subsidies	1,676	—
Others	1,069	1,366
	28,253	37,869

Royalty

In June 2009, the Company entered into a license and technology agreement with a third party, which requires the Company to pay royalty fees based on the percentages of revenue derived from certain products using the licensed technology. The Company included royalty expense of USD 1,516, USD 2,013 and USD1,530  in cost of revenue for the years ended December 31, 2010, 2011 and 2012 respectively.

Unearned commission received from depository bank

In 2010, the Company entered into an agreement with a depository bank, which agreed to reimburse up to USD 1,294 to the Company’s expenses incurred in connection with the advancement of the Company’s ADR and investor relations programs in the next five years. The Company initially recorded the payment from the depository bank as liabilities and then recognized as a reduction to selling, general and administrative expenses over the beneficial period.

The Company received USD 38and USD2 in the years ended December 31, 2011 and 2012 and recorded USD273and USD240 as a reduction of selling, general and administrative expense for the years ended December 31, 2011 and 2012, respectively.

Accrued warranty

As of December 31, 2012, the accrued warranty included an accrual loss for certain defective product claimed by a customer with amount of USD 1,800. Such defect was caused by a foundry of the Company. The foundry had issued a credit note to the Company with the same amount to offset the Company’s payable to the foundry.